Schedule of Allowance for Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Subsequent Events [Abstract]
Beginning balance	$ 4,628	$ 6,170	$ 6,170	$ 6,170
Addition			2,750
Write-off			(2,750)
Ending balance	$ 4,628	$ 6,170	$ 6,170	$ 6,170